Annual Operating Expenses {- Fidelity® U.S. Sustainability Index Fund} - 10.31 Fidelity Sustainability Index Funds Combo PRO-07 - Fidelity® U.S. Sustainability Index Fund - Fidelity U.S. Sustainability Index Fund
Dec. 30, 2020
Operating Expenses:
Management fee	0.11%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.11%